Debt and Trust Preferred Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Short Term Debt	$ 0	$ 199,985
Long-term debt	1,414,688	1,016,425
Company-obligated mandatorily redeemable preferred securities of subsidiary trust holding solely junior subordinated debentures of the Company	0	159,421
Junior Subordinated Debentures Due 2065 [Member]
Debt Instrument [Line Items]
Borrowed Funds	318,725	318,723
Senior Notes Due 2019 [Member]
Debt Instrument [Line Items]
Borrowed Funds	399,466	399,398
Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Borrowed Funds	298,577	298,304
Senior Notes Due 2011 [Member]
Debt Instrument [Line Items]
Borrowed Funds	0	199,985
Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Borrowed Funds	$ 397,920	$ 0